Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Logistics expenses accruals	¥ 511	¥ 1,989
Inventory write-down	7,889	5,404
Allowance for other investments	1,557	0
Promotion expenses accruals	1,628	1,270
Outsourced labor cost	0	2,620
Promotion expenses paid but tax invoices not received	0	186
Salary and welfare payable	447	748
Professional fee accruals	1,202	1,307
Marketing expenses accruals	1,265	424
Allowance for doubtful accounts	368	295
Other accruals	1,153	1,034
Net operating loss carry forward	5,833	5,452
Less: valuation allowance	(6,325)	(8,397)
Deferred tax assets, net	15,528	12,332
Deferred tax liabilities:
Identifiable intangible assets	(3,710)	0
Deferred tax liabilities	¥ (3,710)	¥ 0